Business, Basis of Presentation, and Significant Accounting Policies	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Business, Basis of Presentation, and Significant Accounting Policies
1. Business, Basis of Presentation and Significant Accounting Policies

Athene Holding Ltd. (AHL), a Bermuda exempted company, together with its subsidiaries (collectively, Athene, we, our, us, or the Company), is a leading retirement services company that issues, reinsures and acquires retirement savings products in all U.S. states, the District of Columbia and Germany.

We conduct business primarily through the following consolidated subsidiaries:

•	Athene Life Re Ltd., a Bermuda exempted company to which AHL's other insurance subsidiaries and third party ceding companies directly and indirectly reinsure a portion of their liabilities (ALRe);

•	Athene USA Corporation, an Iowa corporation and its subsidiaries (Athene USA); and

•	Athene Deutschland GmbH & Co. KG, a German partnership and its subsidiaries (ADKG).

In addition, we consolidate certain variable interest entities (VIEs), for which we determined we are the primary beneficiary, as discussed in Note 4 – Variable Interest Entities.

Consolidation and Basis of Presentation—Our consolidated financial statements include our wholly-owned subsidiaries, investees we control and any VIEs where we are the primary beneficiary. Investments in entities that we do not control, but have the ability to exercise significant influence over operating and financing decisions, other than investments for which we have elected the fair value option, are accounted for under the equity method. Intercompany balances and transactions have been eliminated.

For entities that are consolidated, but not 100% owned, we allocate a portion of the income or loss and corresponding equity to the owners other than the Company. We include the aggregate of the income or loss and corresponding equity that is not owned by the Company in noncontrolling interests in the consolidated financial statements.

We report investments in related parties and assets and liabilities of consolidated VIEs separately, as further described in the accounting policies that follow.

We have prepared the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP), which requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual experience could materially differ from these estimates and assumptions. Our principal estimates impact:

•	fair value of investments;

•	impairment of investments and valuation allowances;

•	derivatives valuation, including embedded derivatives;

•	deferred acquisition costs (DAC), deferred sales inducements (DSI) and value of business acquired (VOBA);

•	future policy benefit reserves;

•	valuation allowances on deferred tax assets; and

•	stock-based compensation.

Additional details around these principal estimates and assumptions are discussed in the significant accounting policies that follow and the related footnote disclosures.

Revisions—As part of our continuing initiative to improve controls in our business processes and confirm the accuracy of our data relating to blocks of businesses acquired from Aviva USA as well as deposits since the acquisition, we identified an error in May 2017 relating to the impact of certain inputs used to calculate certain actuarial balances, which had the result of misstating our net investment earned rate used in the amortization calculation of deferred acquisition costs and the change in future policy benefits. We have revised our consolidated financial statements, notes, and schedules for the years ended December 31, 2016, 2015 and 2014, as a result of correcting this error and other immaterial errors. We assessed the materiality of these errors and concluded these errors are not material to the consolidated financial statements as a whole. However, we elected to revise the consolidated financial statements to increase their accuracy, as well as provide consistency and comparability with balances and activities to be reported in future periods.

The following is a summary of the only impacts of the revisions on the consolidated balance sheets:

	December 31, 2016
(In millions)	As Previously Reported	Revisions	As Adjusted
Assets
Deferred acquisition costs, deferred sales inducements and value of business acquired	$2,964	$(24)	$2,940
Deferred tax assets	369	3	372
Total assets	$86,720	$(21)	$86,699
Liabilities and Equity
Liabilities
Future policy benefits	$14,569	$23	$14,592
Other liabilities	685	3	688
Total liabilities	79,814	26	79,840
Equity
Retained earnings	3,117	(47)	3,070
Total Athene Holding Ltd. shareholders' equity	6,905	(47)	6,858
Noncontrolling interest	1	—	1
Total equity	6,906	(47)	6,859
Total liabilities and equity	$86,720	$(21)	$86,699

	December 31, 2015
(In millions)	As Previously Reported	Revisions	As Adjusted
Assets
Deferred acquisition costs, deferred sales inducements and value of business acquired	$2,663	$(11)	$2,652
Deferred tax assets	606	3	609
Total assets	$80,854	$(8)	$80,846
Liabilities and Equity
Liabilities
Interest sensitive contract liabilities	$57,296	$(7)	$57,289
Future policy benefits	14,540	7	14,547
Other liabilities	776	2	778
Total liabilities	75,491	2	75,493
Equity
Retained earnings	2,318	(10)	2,308
Total Athene Holding Ltd. shareholders' equity	5,362	(10)	5,352
Noncontrolling interest	1	—	1
Total equity	5,363	(10)	5,353
Total liabilities and equity	$80,854	$(8)	$80,846

The following is a summary of the only impacts of the revisions on the consolidated statements of income:

	Year ended December 31, 2016
(In millions, except per share data)	As Previously Reported	Revisions	As Adjusted
Revenue
Net investment income	$2,916	$(2)	$2,914
Total revenues	4,107	(2)	4,105
Benefits and Expenses
Interest sensitive contract benefits	1,293	3	1,296
Amortization of deferred sales inducements	40	(1)	39
Future policy and other policy benefits	1,043	16	1,059
Amortization of deferred acquisition costs and value of business acquired	304	14	318
Policy and other operating expenses	615	3	618
Total benefits and expenses	3,354	35	3,389
Income before income taxes	753	(37)	716
Income tax expense (benefit)	(52)	—	(52)
Net income	805	(37)	768
Less: Net income attributable to noncontrolling interests	—	—	—
Net income available to Athene Holding Ltd. shareholders	$805	$(37)	$768

Earnings per share
Basic – Classes A, B and M-1	$4.31	$(0.20)	$4.11
Diluted – Class A	4.21	(0.19)	4.02
Diluted – Class B	4.31	(0.20)	4.11
Diluted – Class M-1	0.21	(0.01)	0.20

	Year ended December 31, 2015
(In millions, except per share data)	As Previously Reported	Revisions	As Adjusted
Revenue
Net investment income	$2,508	$2	$2,510
Total revenues	2,616	2	2,618
Benefits and Expenses
Interest sensitive contract benefits	690	(1)	689
Amortization of deferred sales inducements	20	1	21
Future policy and other policy benefits	517	1	518
Amortization of deferred acquisition costs and value of business acquired	203	3	206
Total benefits and expenses	2,024	4	2,028
Income before income taxes	592	(2)	590
Income tax expense (benefit)	14	(2)	12
Net income	578	—	578
Less: Net income attributable to noncontrolling interests	16	—	16
Net income available to Athene Holding Ltd. shareholders	$562	$—	$562

Earnings per share
Basic – Classes A and B	$3.21	$—	$3.21
Diluted – Class A	3.21	—	3.21
Diluted – Class B	3.21	—	3.21

	Year ended December 31, 2014
(In millions, except per share data)	As Previously Reported	Revisions	As Adjusted
Revenue
Investment related gains (losses)	$1,210	$1	$1,211
Total revenues	4,100	1	4,101
Benefits and Expenses
Future policy and other policy benefits	696	4	700
Amortization of deferred acquisition costs and value of business acquired	119	5	124
Total benefits and expenses	3,568	9	3,577
Income before income taxes	532	(8)	524
Income tax expense (benefit)	54	(1)	53
Net income	478	(7)	471
Less: Net income attributable to noncontrolling interests	15	—	15
Net income available to Athene Holding Ltd. shareholders	$463	$(7)	$456

Earnings per share
Basic – Classes A and B	$3.58	$(0.06)	$3.52
Diluted – Class A	3.52	(0.05)	3.47
Diluted – Class B	3.52	(0.05)	3.47

For the years ended December 31, 2016, 2015 and 2014, the only impact to the consolidated statements of comprehensive income were the revisions to net income for the corresponding year, as presented above.

We revised the consolidated statements of equity for the years ended December 31, 2016, 2015 and 2014, for the changes to net income, as presented above. In addition, the balance of retained earnings was revised from $1,343 million to $1,340 million as of December 31, 2013, as a result of revisions to periods prior to 2014.

The following is a summary of the only impacts of the revisions on the consolidated statements of cash flows:

	Year ended December 31, 2016
(In millions)	As Previously Reported	Revisions	As Adjusted
Cash flows from operating activities
Net income	$805	$(37)	$768
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of deferred acquisition costs and value of business acquired	304	14	318
Amortization of deferred sales inducements	40	(1)	39
Stock-based compensation	81	3	84
Changes in operating assets and liabilities:
Interest sensitive contract liabilities	918	7	925
Future policy benefits, other policy claims and benefits, dividends payable to policyholders and reinsurance recoverable	328	16	344
Other assets and liabilities	(20)	(2)	(22)
Net cash provided by operating activities	1,199	—	1,199
Cash flows from investing activities
Net cash used in investing activities	(2,602)	—	(2,602)
Cash flows from financing activities
Net cash provided by financing activities	1,155	—	1,155
Effect of exchange rate changes on cash and cash equivalents	(13)	—	(13)
Net decrease in cash and cash equivalents	(261)	—	(261)
Cash and cash equivalents at beginning of year[1]	2,720	—	2,720
Cash and cash equivalents at end of year[1]	$2,459	$—	$2,459

[1] Includes cash and cash equivalents of consolidated variable interest entities

	Year ended December 31, 2015
(In millions)	As Previously Reported	Revisions	As Adjusted
Cash flows from operating activities
Net income	$578	$—	$578
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of deferred acquisition costs and value of business acquired	203	3	206
Amortization of deferred sales inducements	20	1	21
Deferred income tax expense	33	(2)	31
Changes in operating assets and liabilities:
Interest sensitive contract liabilities	879	(5)	874
Future policy benefits, other policy claims and benefits, dividends payable to policyholders and reinsurance recoverable	(574)	1	(573)
Other assets and liabilities	(58)	2	(56)
Net cash provided by operating activities	1,049	—	1,049
Cash flows from investing activities
Net cash used in investing activities	(52)	—	(52)
Cash flows from financing activities
Other financing activities, net	21	(33)	(12)
Net cash used in financing activities	(911)	(33)	(944)
Effect of exchange rate changes on cash and cash equivalents	(4)	—	(4)
Net increase in cash and cash equivalents	82	(33)	49
Cash and cash equivalents at beginning of year[1]	2,638	33	2,671
Cash and cash equivalents at end of year[1]	$2,720	$—	$2,720

[1] Includes cash and cash equivalents of consolidated variable interest entities

	Year ended December 31, 2014
(In millions)	As Previously Reported	Revisions	As Adjusted
Cash flows from operating activities
Net income	$478	$(7)	$471
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of deferred acquisition costs and value of business acquired	119	5	124
Deferred income tax expense	138	(1)	137
Changes in operating assets and liabilities:
Future policy benefits, other policy claims and benefits, dividends payable to policyholders and reinsurance recoverable	(702)	4	(698)
Funds withheld assets and liabilities	—	(1)	(1)
Net cash provided by operating activities	599	—	599
Cash flows from investing activities
Net cash provided by investing activities	1,332	—	1,332
Cash flows from financing activities
Other financing activities, net	42	33	75
Net cash used in financing activities	(2,328)	33	(2,295)
Effect of exchange rate changes on cash and cash equivalents	—	—	—
Net decrease in cash and cash equivalents	(397)	33	(364)
Cash and cash equivalents at beginning of year[1]	3,035	—	3,035
Cash and cash equivalents at end of year[1]	$2,638	$33	$2,671

[1] Includes cash and cash equivalents of consolidated variable interest entities

Summary of Significant Accounting Policies

Investments

Fixed Maturity and Equity Securities – Fixed maturity securities includes bonds, collateralized loan obligations (CLO), asset-backed securities (ABS), residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS) and redeemable preferred stock. Equity securities includes common stock, mutual funds and non-redeemable preferred stock. We classify fixed maturity and equity securities as available-for-sale (AFS) or trading at the time of purchase and subsequently carry them at fair value. Fair value hierarchy and valuation methodologies are discussed in Note 5 – Fair Value. Classification is dependent on a variety of factors including our expected holding period, election of the fair value option and asset and liability matching.

AFS Securities – Unrealized gains and losses on AFS securities, net of tax and adjustments to DAC, DSI, VOBA and future policy benefits, if applicable, are generally reflected in accumulated other comprehensive income (loss) (AOCI) on the consolidated balance sheets. Unrealized gains or losses relating to identified risks within AFS securities in fair value hedging relationships are reflected in investment related gains (losses) on the consolidated statements of income.

Trading Securities – We elected the fair value option for certain fixed maturity securities. These fixed maturity securities are classified as trading, with changes to fair value included in investment related gains (losses) on the consolidated statements of income. Although the securities are classified as trading, the trading activity related to these investments is primarily focused on asset and liability matching activities and is not intended to be an income strategy based on active trading. As such, the activity related to these investments on the consolidated statements of cash flows is classified as investing activities. Trading securities include mutual funds supporting unit-linked investment contracts.

We generally record security transactions on a trade date basis, with any unsettled trades recorded in other assets or other liabilities on the consolidated balance sheets. For those security transactions not recorded on a trade date basis, such as private placement and investment fund purchases, we record on a settlement date basis.

Purchased Credit Impaired (PCI) Investments – We purchase certain structured securities, primarily RMBS and re-performing mortgage loans, having deterioration in credit quality since their issuance which meet the definition of PCI investments. We determined, based on our expectations as to the timing and amount of cash flows expected to be received, that it was probable at acquisition that we would not collect all contractually required payments, including both principal and interest, while also considering the effects of any prepayments for these PCI investments. Based on these assumptions, the difference between the undiscounted expected future cash flows of the PCI investments and the recorded investment represents the initial accretable yield, which is accreted into investment income, net of related expenses, over their remaining lives on a level-yield basis. The difference between the contractually required payments on the PCI investment and the undiscounted expected future cash flows represents the non-accretable difference at acquisition. Over time, based on actual payments received and changes in estimates of undiscounted expected future cash flows, the accretable yield and the non-accretable difference can change.

Quarterly, we evaluate the undiscounted expected future cash flows associated with PCI investments based on updates to key assumptions. Changes to undiscounted expected future cash flows due solely to the changes in the contractual benchmark interest rates on variable rate PCI investments will change the accretable yield prospectively. Declines in undiscounted expected future cash flows due to further credit deterioration, as well as changes in the expected timing of the cash flows, can result in the recognition of an other-than-temporary impairment (OTTI) charge for PCI securities or a valuation allowance for PCI loans. Significant increases in undiscounted expected future cash flows are recognized prospectively as an adjustment to the accretable yield.

Mortgage Loans – Mortgage loans are primarily stated at unpaid principal balance, adjusted for any unamortized premium or discount, and net of valuation allowances. Interest income is accrued on the principal amount of the loan based on its contractual interest rate. We record amortization of premiums and discounts using the effective yield method and contractual cash flows on the underlying loan. We accrue interest on loans until it is probable we will not receive interest or the loan is 90 days past due. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income on the consolidated statements of income. We have also elected the fair value option on a portion of our mortgage loans.

Investment Funds – We invest in certain non-fixed income, alternative investments in the form of limited partnerships or similar legal structures (investment funds). For investment funds in which we have determined we are not the primary beneficiary, and therefore not required to consolidate, we typically record these investments using the equity method of accounting, where the cost is recorded as an investment in the fund. Adjustments to the carrying amount reflect our pro rata ownership percentage of the operating results as indicated by net asset value (NAV) in the investment fund financial statements, which can be on a lag of up to three months when investee information is not received in a timely manner.

We record our proportionate share of investment fund income within net investment income on the consolidated statements of income. Contributions paid or distributions received by us are recorded directly to the investment fund balance as an increase to carrying value or as a return of capital, thus reducing our carrying value.

Policy Loans – Policy loans are funds provided to policyholders in return for a claim on the policy's account value. The funds provided are limited to a specified percentage of the account balance. The majority of policy loans do not have a stated maturity and the balances and accrued interest are repaid with proceeds from the policy account balance. Policy loans are reported at the unpaid principal balance. Interest income is recorded as earned using the contract interest rate and is reported in net investment income on the consolidated statements of income.

Funds Withheld at Interest – Funds withheld at interest represents a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements in which we act as reinsurer. Assets equal to statutory reserves are withheld and legally owned by the ceding company. We periodically settle interest accruing to those assets at rates defined by the terms of the agreement. The underlying agreements contain embedded derivatives as discussed below.

Real Estate – Real estate investments are stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset, which is typically 40 years, and is included in net investment income on the consolidated statements of income. We periodically review our real estate investments for impairment and test for recoverability when events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. We recognize an impairment to fair value if the carrying amount of a property exceeds the expected undiscounted cash flows.

Real estate investments we commit to a plan to sell within one year and actively market are classified as held for sale. Real estate held for sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

Short-term Investments – Short-term investments consists of financial instruments with maturities of greater than three months but less than twelve months when purchased. Short-term debt securities are accounted for as trading or AFS consistent with our policies for those investments. Short-term loans are carried at amortized cost. Fair values are determined consistent with policies described in Note 5 – Fair Value for the respective investment type.

Investment Income – We recognize investment income as it accrues or is legally due, net of investment management and custody fees. Investment income on fixed maturity securities includes coupon interest, as well as the amortization of any premiums and the accretion of any discount. Investment income on equity securities represents dividend income and preferred coupons. Realized gains and losses on sales of investments are included on the consolidated statements of income in investment related gains (losses). Realized gains and losses on investments sold are determined based on a first-in first-out method.

Other-Than-Temporary Impairment – We identify fixed maturity and equity securities that could potentially have impairments that are other-than-temporary by monitoring market events for changes in market interest rates, credit issues, changes in business climate, management changes, litigation, government actions and other similar factors. Indicators of impairment may include changes in the issuers' credit ratings and outlook, frequency of late payments, pricing levels, key financial ratios, financial statements, revenue forecasts and cash flow projections.

We review all securities on a case-by-case basis to determine whether an other-than-temporary decline in value exists and whether losses should be recognized. We consider relevant facts and circumstances in evaluating whether a credit or interest rate-related impairment of a security is other-than-temporary. Relevant facts and circumstances include: (1) the extent and length of time the fair value has been below cost; (2) the reasons for the decline in fair value; (3) the issuer's financial position and access to capital; and (4) for fixed maturity securities, our ability and intent to sell a security or whether it is more likely than not that we will be required to sell the security before the recovery of its cost or amortized cost which, in some cases, may extend to maturity and for equity securities, our ability and intent to hold the security for a period of time that allows for the recovery in value. To the extent we determine that a security is other-than-temporarily impaired, an impairment loss is recognized.

The recognition of impairment losses on fixed maturity securities is dependent upon the facts and circumstances related to the specific security. If we intend to sell a security or it is more likely than not that we would be required to sell a security before the recovery of its cost or amortized cost less any recorded credit loss, we recognize an OTTI in other-than-temporary impairment losses on the consolidated statements of income for the difference between amortized cost and fair value. If neither of these two conditions exists, then the recognition of the OTTI is bifurcated and we recognize the credit loss portion in income and the non-credit loss portion in AOCI on the consolidated balance sheets.

We estimate the amount of the credit loss component of a fixed maturity security impairment as the difference between amortized cost and the present value of the expected cash flows of the security. The present value is determined using the estimated cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-backed or floating rate security. The techniques and assumptions for establishing the estimated cash flows vary depending on the type of security. The structured security's cash flow estimates are based on security-specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity, prepayments and structural support, including subordination and guarantees. The non-structured security's cash flow estimates are derived from scenario-based outcomes of expected corporate restructurings or the disposition of assets using security-specific facts and circumstances including timing, security interests and loss severity.

In periods after an OTTI is recognized on a fixed maturity security, we report the impaired security as if it had been purchased on the date it was impaired and continue to estimate the present value of the estimated cash flows of the security. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

For equity method investments, we consider financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. Declines in value of equity method investments not expected to be recovered are reflected through impairment in other-than-temporary impairment losses on the consolidated statements of income.

We impair a mortgage loan when it is probable we will not collect all amounts due under the agreement. We establish a general valuation allowance on mortgage loans based on loss history. Additionally, we establish a valuation allowance on individual loans based on expected losses from future dispositions or settlement, including foreclosures. We calculate the allowance based on how much the carrying value exceeds one of these values:

•	the present value of expected future cash flows discounted at the loan's original effective interest rate;

•	the value of the loan's collateral if it is in the process of foreclosure or otherwise collateral dependent; or

•	the loan's fair value if the loan is being sold.

We first apply any interest accrued or received on the net carrying amount of the impaired loan to the principal of the loan, and once the principal is repaid, we include amounts received in net investment income. We limit accrued interest income on impaired loans to 90 days of interest. Once accrued interest on the impaired loan is received, we recognize interest income on a cash basis. Loans deemed uncollectible or in foreclosure are charged off against the valuation allowances, and subsequent recoveries, if any, are credited to the valuation allowances. Changes in valuation allowances are reported in investment related gains (losses) on the consolidated statements of income.

The cost of other invested assets is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within other-than-temporary impairment losses, and the cost basis of the investment securities is reduced accordingly. We do not change the revised cost basis for subsequent recoveries in value.

Derivative Instruments—We invest in derivatives to hedge the risks experienced in our ongoing operations, such as equity risk, interest rate risk, cash flow risks or for other risk management purposes, which primarily involve managing liability risks associated with our indexed annuity products and reinsurance agreements. Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices or other underlying notional amounts. Derivative assets and liabilities are carried at fair value on the consolidated balance sheets. We elect to present any derivatives subject to master netting provisions as a gross asset or liability and gross of collateral. Disclosures regarding balance sheet presentation of derivatives subject to master netting agreements are discussed in Note 3 – Derivative Instruments. We may designate derivatives as cash flow or fair value hedges.

Hedge Documentation and Hedge Effectiveness – To qualify for hedge accounting, at the inception of the hedging relationship, we formally document our risk management objective and strategy for undertaking the hedging transaction, as well as our designation of the hedge as a cash flow or fair value hedge. In this documentation, we identify how the hedging instrument is expected to hedge the designated risks related to the hedged item, the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

For a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within AOCI, and the related gains or losses on the derivative are reclassified into the consolidated statements of income when the cash flows of the hedged item affect earnings. Any ineffectiveness is reported in investment related gains (losses) on the consolidated statements of income each reporting period as effectiveness is assessed.

For a fair value hedge, changes in the fair value of the hedging derivative, including any amounts measured as ineffective, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported on the consolidated statements of income according to the nature of the risk being hedged.

We discontinue hedge accounting prospectively when: (1) we determine the derivative is no longer highly effective in offsetting changes in the estimated cash flows or fair value of a hedged item; (2) the derivative expires, is sold, terminated, or exercised; or (3) the derivative is de-designated as a hedging instrument. When hedge accounting is discontinued, the derivative continues to be carried on the consolidated balance sheets at fair value, with changes in fair value recognized in investment related gains (losses) on the consolidated statements of income.

For a derivative not designated as a hedge, changes in the derivative's fair value and any income received or paid on derivatives at the settlement date are included in investment related gains (losses) on the consolidated statements of income.

Embedded Derivatives – We issue and reinsure products, primarily fixed indexed annuity products, or purchase investments that contain embedded derivatives. If we determine the embedded derivative has economic characteristics not clearly and closely related to the economic characteristics of the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for separately. Embedded derivatives are carried on the consolidated balance sheets at fair value in the same line item as the host contract. Changes in the fair value of embedded derivatives associated with fixed indexed annuities are reflected in interest sensitive contract benefits on the consolidated statements of income. Embedded derivatives that are not clearly and closely related to the host contract within a financial asset are required to be bifurcated and recorded at fair value unless the fair value option is elected on the host contract. Under the fair value option, bifurcation of the embedded derivative is not necessary as all related gains and losses on the host contract and derivative will be reflected within investment related gains (losses) on the consolidated statements of income.

Fixed indexed annuity and indexed universal life insurance contracts allow the policyholder to elect a fixed interest rate return or an equity market component where interest credited is based on the performance of common stock market indices. The equity market option is an embedded derivative, similar to a call option. The benefit reserve is equal to the sum of the fair value of the embedded derivative and the host (or guaranteed) component of the contracts. The fair value of embedded derivatives is computed as the present value of benefits attributable to the excess of the projected policy contract values over the projected minimum guaranteed contract values. The projections of policy contract values are based on assumptions for future policy growth, which include assumptions for expected index credits on the next policy anniversary date, future equity option costs, volatility, interest rates and policyholder behavior. The projections of minimum guaranteed contract values include the same assumptions for policyholder behavior as were used to project policy contract values. For contracts we issue to policyholders, the embedded derivative cash flows are discounted using a rate that reflects our credit rating. For funds withheld reinsurance contracts, we do not use a credit spread as the funds are backed by the cedant's collateral. The host contract is established at contract inception as the initial account value less the initial fair value of the embedded derivative and accreted over the policy's life. The host contract accretion rate is updated each quarter so that the present value of actual and expected guaranteed cash flows is equal to the initial host value.

Additionally, reinsurance agreements written on a modified coinsurance (modco) or funds withheld coinsurance (funds withheld) basis contain embedded derivatives. The right to receive or obligation to pay the total return on the assets supporting the funds withheld at interest or funds withheld liability, respectively, represent a total return swap with a floating rate leg. The fair value of embedded derivatives on modco and funds withheld agreements is computed as the unrealized gain (loss) on the underlying assets and is included in the funds withheld at interest and funds withheld liability lines on the consolidated balance sheets for assumed and ceded agreements, respectively. The change in the fair value of the embedded derivatives is recorded in investment related gains (losses) on the consolidated statements of income. Assumed and ceded earnings from funds withheld at interest, funds withheld liability and changes in the fair value of embedded derivatives are reported in operating activities on the consolidated statements of cash flows. Contributions to and withdrawals from funds withheld at interest and funds withheld liability are reported in operating activities on the consolidated statements of cash flows.

Variable Interest Entities—An entity that does not have sufficient equity to finance its activities without additional financial support, or in which the equity investors, as a group, do not have the characteristics of a controlling financial interest is a VIE. The determination as to whether an entity qualifies as a VIE depends on the facts and circumstances surrounding each entity and may require significant judgment. Our investment funds generally qualify as VIEs and are evaluated for consolidation under the VIE model.

We are required to consolidate a VIE if we are the primary beneficiary, defined as the variable interest holder with both the power to direct the activities that most significantly impact the VIE's economic performance and rights to receive benefits or obligations to absorb losses that could be potentially significant to the VIE. We determine whether we are the primary beneficiary of an entity based on a qualitative assessment of the VIE's capital structure, contractual terms, nature of the VIE's operations and purpose and our relative exposure to the related risks of the VIE. Since affiliates of Apollo Global Management, LLC (AGM and, together with its subsidiaries, Apollo), a related party, are the decision makers in certain of the investment funds, we and a member of our related party group may together have the characteristics of the primary beneficiary of an investment fund. In this situation, we have concluded we are not under common control, as defined by GAAP, with the related party, and therefore consolidate in the circumstances when substantially all of the activities of the VIE are conducted on our behalf. We reassess the VIE and primary beneficiary determinations on an ongoing basis.

If we are not the primary beneficiary, but are able to exert significant influence over the VIE’s operations, we record the VIE as an equity method investment. If we are not able to exercise significant influence, generally on investment funds in which we own a less than a 3% interest, we elect the fair value option.
See Note 4 – Variable Interest Entities for discussion of our interest in entities that meet the definition of a VIE.
Business Combinations and Goodwill—Business combination transactions are accounted for under the acquisition method. Accordingly, the purchase consideration is allocated to assets and liabilities based on their estimated fair value at the acquisition date. The consideration for the net assets acquired is determined prior to the assessment of the fair value of the net assets at the acquisition date. We have identified several intangible assets acquired in business combinations including VOBA, acquired distribution channels and state licenses. We value VOBA as described below under Deferred Acquisition Costs, Deferred Sales Inducements and Value of Business Acquired. We value distribution channels using the multi-period excess earnings method under the income approach and the state licenses using the market approach. Distribution channels and state licenses are included in other assets on the consolidated balance sheets.

Goodwill represents the excess of purchase consideration over the acquisition date fair value of net assets acquired and is included in the other assets on the consolidated balance sheets. Goodwill is not amortized but reviewed for impairment annually or more frequently if events occur or circumstances change indicating potential impairment has occurred. If the acquisition date fair value of the net assets acquired exceeds the purchase consideration in a business combination, a bargain purchase gain is recorded on the consolidated statements of income. See Note 6 – Business Combinations for details of business combination transactions.

Reinsurance—We assume and cede insurance and investment contracts under coinsurance, funds withheld and modco. We follow reinsurance accounting for transactions that provide indemnification against loss or liability relating to insurance risk (risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk consisting of underwriting, investment, timing risk and any other significant risks. Cessions under reinsurance do not discharge our obligations as the primary insurer, unless the requirements of assumption reinsurance have been met. We generally have the right of offset on reinsurance contracts, but have elected to present reinsurance settlement amounts due to and from the Company on a gross basis.

For investment contracts, assets and liabilities assumed or ceded under coinsurance, funds withheld, or modco are presented gross on the consolidated balance sheets. The change in assumed and ceded reserves, deposits and withdrawals are presented net in the interest sensitive contract benefits line on the consolidated statements of income. For insurance contracts, assets and liabilities assumed or ceded are presented gross on the consolidated balance sheets. The change in assumed and ceded reserves and benefits are presented net in the future policy and other policy benefits line on the consolidated statements of income. Assumed or ceded premiums are included in the premiums line of the consolidated statements of income.

Accounting for reinsurance requires the use of assumptions upon agreement inception, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. We attempt to minimize our counterparty credit risk through the structuring of the terms of our reinsurance agreements, including the use of trusts, and we monitor credit ratings of counterparties for signs of declining credit quality. When a ceding company does not report information on a timely basis, we record accruals based on the best available information at the time, which includes the reinsurance agreement terms and historical experience. We periodically compare actual and anticipated experience to the assumptions used to establish reinsurance assets and liabilities. Refer to Note 7 – Reinsurance for more information.

Funds Withheld – For business assumed or ceded on a funds withheld basis, a funds withheld segregated portfolio comprised of invested assets and other assets is maintained by the ceding entity, which are sufficient to support the current balance of policy benefit liabilities of the ceded business on a statutory basis. The fair value of the funds withheld account is recorded as a funds withheld asset or liability and accrues interest payable at rates defined by the agreement terms and is settled periodically.

Modco – Modco is similar to funds withheld, except that the policy benefit liabilities are also not transferred to the assuming entity. For business assumed or ceded on a modco basis, the fair value of the funds withheld is accounted for under the same method described for funds withheld reinsurance above. Assumed policy benefit liabilities are included in interest sensitive contract benefits and ceded policy benefit liabilities are included in reinsurance recoverable on the consolidated balance sheets.

Cash and Cash Equivalents—Cash and cash equivalents include deposits and short-term highly liquid investments with a maturity of less than 90 days from the date of acquisition. Amounts included are readily convertible to known amounts of cash and are subject to an insignificant risk of change in value.

Restricted Cash—Restricted cash primarily consists of cash and cash equivalents held in funds in trust as part of certain coinsurance agreements to secure statutory reserves and liabilities of the coinsured parties. Restricted cash is reported separately on the consolidated balance sheets. Changes in the restricted cash balance are reported in investing activities on the consolidated statements of cash flows.

Investments in Related Parties—Investments in related parties and associated earnings, other comprehensive income and cash flows are separately identified on the consolidated financial statements and accounted for consistently with the policies described above for each category of investment.

Deferred Acquisition Costs, Deferred Sales Inducements and Value of Business Acquired

Deferred Acquisition Costs and Deferred Sales Inducements – Costs related to direct and successful efforts of acquiring new business are deferred to the extent they are recoverable from future premiums or gross profits. These costs consist of commissions and policy issuance costs, as well as sales inducements credited to policyholder account balances, and are included in deferred acquisition costs, deferred sales inducements and value of business acquired on the consolidated balance sheets. We adjust the DAC and DSI balances due to the effects of net unrealized investment gains and losses on AFS securities. We perform periodic tests to determine if the deferred costs remain recoverable, including at issue. If financial performance significantly deteriorates to the point where a premium deficiency exists, then we record a cumulative charge to the current period. Each reporting period, we update estimated gross profits with actual gross profits as part of the amortization process for the interest sensitive policies. We also periodically revise the key assumptions used in the calculation of the amortization of DAC and DSI which results in revisions to the estimated future gross profits. The effects of changes in assumptions are recorded as unlocking in the period in which the changes are made.

Deferred costs related to interest sensitive life and investment-type policies, with significant revenue streams from sources other than investment of the policyholder funds, are amortized over the lives of the policies, in relation to the present value of gross profits including investment spread margins, surrender charge income, policy administration, changes in the guaranteed lifetime withdrawal benefit (GLWB) and guaranteed minimum death benefit (GMDB) reserves and realized gains and losses on investments. Current period gross profits for fixed indexed annuities also include the impact of amounts for the change in fair value of the derivatives and the change in fair value of the embedded derivatives. Estimates of the future gross profits are based on assumptions using accepted actuarial methods.

Deferred costs related to contracts with only investment related sources of revenues are amortized using the effective interest method. The effective interest method amortizes the deferred costs by discounting the future liability cash flows at a break-even rate. The break-even rate is solved such that the present value of future liability cash flows is equal to the net liability at the inception of the contract.

Value of Business Acquired – We establish VOBA for insurance contract blocks assumed with the acquisition of insurance entities. We record the fair value of the liabilities assumed in two components: reserves and VOBA. Reserves are established using our best estimate assumptions, and are further described in future policy benefits and interest sensitive contract liabilities. VOBA is the difference between the fair value and the reserves. VOBA can be either positive or negative. For interest sensitive life and investment-type contracts, any negative VOBA is recorded in interest sensitive contract liabilities on the consolidated balance sheets. For long duration and insurance contracts, any negative VOBA is recorded as part of future policy benefits on the consolidated balance sheets. Positive VOBA is recorded in deferred acquisition costs, deferred sales inducements and value of business acquired on the consolidated balance sheets.

VOBA associated with funding agreements and immediate annuity contracts classified as investment contracts is amortized using the interest method. VOBA associated with immediate annuity contracts classified as long duration contracts is amortized at a constant rate in relation to net policyholder liabilities. For accumulation products, which include interest sensitive life and investment-type contracts with significant non-investment sources of revenue, VOBA is amortized in relation to the present value of estimated gross profits using methods consistent with those used to amortize DAC. Negative VOBA is amortized at a constant rate in relation to applicable net policyholder liabilities.

We adjust the VOBA balance due to the OCI effects of unrealized investment gains or losses on AFS securities. We perform periodic tests to determine if the VOBA remains recoverable. If financial performance significantly deteriorates to the point where a premium deficiency exists, then we record a cumulative charge to the current period. Each reporting period, we update estimated gross profits with actual gross profits as part of the amortization process for the interest sensitive policies. We also periodically revise the key assumptions used in the calculation of the amortization of the VOBA which results in updates to the estimated future gross profits. The effects of changes in assumptions are recorded as unlocking in the period in which the changes are made.

See Note 8 – Deferred Acquisition Costs, Deferred Sales Inducements and Value of Business Acquired for further discussion.

Interest Sensitive Contract Liabilities—Interest sensitive life and investment-type contracts include fixed indexed and traditional fixed annuities in the accumulation phase, funding agreements, universal life insurance, fixed indexed universal life insurance, unit-linked contracts and immediate annuities without significant mortality risk. We carry liabilities for fixed annuities, universal life insurance, unit-linked contracts and funding agreements at the account balances without reduction for potential surrender or withdrawal charges, except for a block of universal life business ceded to Global Atlantic Financial Group Limited (together with its subsidiaries, Global Atlantic) which we carry at fair value. Liabilities for immediate annuities without significant mortality risk are calculated as a present value of future liability cash flows at contractual interest rates.

Changes in the interest sensitive contract liabilities, excluding deposits and withdrawals, are recorded in interest sensitive contract benefits or product charges on the consolidated statements of income. Interest sensitive contract liabilities are not reduced for amounts ceded under reinsurance agreements which are reported as reinsurance recoverable on the consolidated balance sheets. See Note 7 – Reinsurance for more information on reinsurance.

Future Policy Benefits—We issue contracts classified as long-duration, which includes endowments, term and whole life, accident and health, disability, and deferred and immediate annuit    ies with life contingencies. Liabilities for non-participating long-duration contracts are established using accepted actuarial valuation methods which require the use of assumptions related to expenses, investment yields, mortality, morbidity and persistency, with a provision for adverse deviation, at the date of issue or acquisition. As of December 31, 2016, the reserve investment yield assumptions for non-participating contracts range from 3.31% to 5.44% and are specific to our expected earned rate on the asset portfolio supporting the reserves. Liabilities for participating long-duration contracts are established using accepted actuarial valuation methods, which require the use of guaranteed interest and mortality assumptions. As of December 31, 2016, the reserve guaranteed interest assumptions for participating contracts range from 1.25% to 4.00% and are based on interest rates guaranteed to our policyholders. We base other key assumptions, such as mortality and morbidity, on industry standard data adjusted to align with actual company experience, if necessary.

For long-duration contracts, the assumptions are locked in at contract inception and only modified if we deem the reserves to be inadequate. We periodically review actual and anticipated experience compared to the assumptions used to establish policy benefits. If the net GAAP liability (gross reserves less DAC, DSI and VOBA) is less than the gross premium liability, impairment is deemed to have occurred, and the DAC, DSI and VOBA asset balances are reduced until the net GAAP liability is equal to the gross premium liability. If the DAC, DSI and VOBA asset balances are completely written off and the net GAAP liability is still less than the gross premium liability, then an additional liability is posted to arrive at the gross premium liability.

We issue and reinsure deferred annuity contracts which contain GLWB and GMDB riders. We establish future policy benefits for GLWB and GMDB by estimating the expected value of withdrawal and death benefits in excess of the projected account balance. We recognize the excess proportionally over the accumulation period based on total expected assessments. The methods we use to estimate the liabilities have assumptions about policyholder behavior, mortality and market conditions affecting the account balance growth.

Future policy benefits includes liabilities for no-lapse guarantees on universal life insurance and fixed indexed universal life insurance. We establish future policy benefits for no-lapse guarantees by estimating the expected value of death benefits paid after policyholder account balances have been exhausted. We recognize these benefits proportionally over the life of the contracts based on total expected assessments. The methods we use to estimate the liabilities have assumptions about policyholder behavior, mortality and market conditions affecting the account balance growth.

Changes in future policy benefits are recorded in future policy and other policy benefits on the consolidated statements of income. Future policy benefits are not reduced for amounts ceded under reinsurance agreements which are reported as reinsurance recoverable on the consolidated balance sheets. See Note 7 – Reinsurance for more information on reinsurance.

Closed Block Business—Two closed blocks of policies were established in connection with the reorganization of two predecessor subsidiaries from mutual companies to stock companies, collectively referred to as the Closed Blocks, and individually referred to as the AmerUs Life Insurance Company (AmerUs) closed block (AmerUs Closed Block) and the Indianapolis Life Insurance Company (ILICO) closed block (ILICO Closed Block). Insurance policies which had a dividend scale in effect as of each closed block establishment date were included in the respective closed block. The Closed Blocks were designed to give reasonable assurance to owners of insurance policies included therein that, after the reorganization, assets would be available to maintain the dividend scales and interest credits in effect prior to the reorganization, if the experience underlying such scales and crediting continued. The assets, including related revenue, allocated to the Closed Blocks will accrue solely to the benefit of the policyholders included in the Closed Blocks until they no longer exist. A policyholder dividend obligation is required to be established for earnings in the Closed Blocks that are not available to the shareholders. See Note 9 – Closed Block for more information on the Closed Blocks.

Other Policy Claims and Benefits—Other policy claims and benefits include amounts payable relating to in course of settlements (ICOS) and incurred but not reported (IBNR) liabilities associated with interest sensitive contract liabilities and future policy benefits. For traditional life and universal life policies, ICOS claim liabilities are established when we are notified of the death of the policyholder but the claim has not been paid as of the reporting date. For immediate annuities and supplemental contracts, ICOS claim liabilities are established to accrue suspended benefit payments between the date of notification of death and the date of verification of death.

We determine IBNR claim liabilities using studies of past experience. The time that elapses from the death or claim date to when the claim is reported to us can vary significantly by product type, but generally ranges between one to six months for life business. We estimate IBNR claims on an undiscounted basis, using actuarial estimates of historical claims expense, adjusted for current trends and conditions. These estimates are continually reviewed and the ultimate liability may vary significantly from the amount recognized.

Dividends Payable to Policyholders—Participating policies entitle the policyholders to receive dividends based on actual interest, mortality, morbidity and expense experience for the year. Dividends are distributed to the policyholders through annual or terminal dividends which the Board of Directors of the applicable insurance subsidiary approves. As of December 31, 2016 and 2015, 88% and 78%, respectively, of traditional life policies inclusive of ceded policies were paying dividends, and the related liability is recorded in dividends payable to policyholders on the consolidated balance sheets. Premiums related to policies paying dividends represented 45%, 22% and 11% of total life insurance direct premiums and deposits for the years ended December 31, 2016, 2015 and 2014, respectively. Traditional life policies inclusive of ceded policies represented 81% and 78% of the Company's individual life policies in force as of December 31, 2016 and 2015, respectively.

As of December 31, 2016 and 2015, all of the non-separate account unit-linked policies were paying dividends, and the related liability is recorded in dividends payable to policyholders on the consolidated balance sheets. There were no material deposits related to non-separate account unit-linked policies paying dividends for the years ended December 31, 2016 and 2015. Non-separate account unit-linked policies represented an insignificant percentage of our interest sensitive contracts in force as of December 31, 2016 and 2015.

Policyholder dividend liabilities are recorded in dividends payable to policyholders on the consolidated balance sheets and policyholder dividends are recorded in dividends to policyholders on the consolidated statements of income. For participating policies issued by our German subsidiaries, dividends payable to policyholders includes an adjustment to recognize timing differences between GAAP and local statutory earnings that reverse and enter into future calculations of dividends to policyholders. Except for changes due to unrealized gains or losses on AFS securities, the change in this adjustment is recorded in dividends to policyholders on the consolidated statements of income. Changes in this adjustment due to unrealized gains or losses on AFS securities are recorded in OCI.

Stock-Based Compensation—We have stock-based compensation plans under which restricted, incentive compensation share awards may be granted to our employees and directors and employees of Athene Asset Management, L.P. (AAM) as described in Note 12 – Stock-based Compensation. We recognize the fair value of stock-based compensation over a participant's requisite service period through a charge to compensation expense and a corresponding entry to equity or a liability based on vesting criteria and other pertinent terms of the awards. Stock-based awards are accounted for as equity awards in instances where the awards' vesting are linked to a market, performance or service condition. Equity awards to employees are generally expensed based on the grant date fair value. For equity awards issued to non-employees, the fair value is remeasured through completion of counterparty performance. Employee and non-employee stock-based awards are accounted for as liabilities in instances where the awards' vesting criteria are linked to a factor other than a market, performance or service condition. Liability awards are remeasured each reporting period until settlement. In the event that awards are reclassified from liability to equity due to modification or other changes in circumstances, they are remeasured at fair value through the date of reclassification.

Earnings Per Share—We compute basic earnings per share (EPS) by dividing unrounded net income available to Athene Holding Ltd. shareholders by the weighted average number of common shares eligible for earnings and outstanding for the period. As a result, it may not be possible to recalculate EPS as presented in our consolidated financial statements. Diluted earnings per share includes the effect of all potentially dilutive common shares, options and restricted stock units (RSUs) outstanding during the period. See Note 13 – Earnings Per Share for further information.

Foreign Currency—The accounts of foreign-based subsidiaries are measured using the functional currency of the subsidiary. Revenue and expenses of these businesses are translated into United States dollars at the average exchange rate for the period. Assets and liabilities are translated at the exchange rate as of the end of the reporting period. The resulting translation adjustments are included in equity as a component of AOCI. Gains or losses arising from transactions denominated in a currency other than the functional currency of the entity that is party to the transaction are included in net income.

Recognition of Revenues and Related Expenses—Revenues for annuity and universal life-type products, including surrender and market value adjustments, costs of insurance, policy administration, GMDB, GLWB and no-lapse guarantee charges, are earned when assessed against policyholder account balances during the period. Interest sensitive contract benefits related to annuity products include interest credited to policyholder account balances. In addition, the change in fair value of embedded derivatives within fixed indexed annuity contracts is included in interest sensitive contract benefits on the consolidated statements of income.

For certain assumed reinsurance transactions involving in force blocks of business, the ceding company may pay a premium equal to the initial required reserve (future policy benefit). In such transactions, we net the expense associated with the establishment of the reserve against the premiums from the transaction in interest sensitive contract benefits on the consolidated statements of income.

Premiums for traditional life insurance products, including products with fixed and guaranteed premiums and benefits, are recognized as revenues when due from policyholders.

All insurance related revenue is reported net of reinsurance ceded.

Income Taxes—We compute income taxes using the asset and liability method, under which deferred income taxes are provided for the temporary differences between the financial statement carrying amounts and the tax basis of our assets and liabilities using estimated tax rates expected to be in effect for the year in which the differences are expected to reverse. Changes in deferred tax assets and liabilities attributable to changes in enacted income tax rates are recorded in the period of enactment. Such temporary differences are primarily due to the tax basis of reserves, DAC, unrealized investment gains/losses, reinsurance related differences, embedded derivatives and net operating loss carryforwards. Changes in deferred income tax assets and liabilities associated with components of OCI are recorded directly to OCI. We evaluate the likelihood of realizing the benefit of our deferred tax assets and may record a valuation allowance if, based on all available evidence, we determine that it is more likely than not that some portion of the tax benefit will not be realized. We adjust the valuation allowance if, based on our evaluation, there is a change in the amount of deferred income tax assets that are deemed more likely than not to be realized. We recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the relevant taxing authorities, based on the technical merits of our position. We recognize any income tax interest and penalties in income tax expense.

See Note 15 – Income Taxes for discussion on withholding taxes for undistributed earnings of subsidiaries.

Adopted Accounting Pronouncements

Fair Value Measurement – Net Asset Value (ASU 2015-07)
This update has a disclosure-only impact for entities that measure investments using NAV per share under the practical expedient in the fair value measurement guidance. We adopted this standard effective January 1, 2016, and have removed investments that are measured at NAV as a practical expedient from the fair value hierarchy in all periods presented in the notes to the consolidated financial statements.

Cloud Computing Arrangements (ASU 2015-05)
This update clarifies whether a cloud computing arrangement is an intangible asset or a service contract. We adopted this standard effective January 1, 2016, and the adoption of this update did not have a material effect on our consolidated financial statements.

Stock-Based Compensation (ASU 2014-12)
This update requires a performance target in a share-based payment arrangement that affects vesting and that could be achieved after the requisite service period to be treated as a performance condition. The requisite service period ends when the employee can cease rendering service and still be eligible to vest in the award if the performance target is achieved. We adopted this standard effective January 1, 2016, and the adoption of this update did not have a material effect on our consolidated financial statements.

Recently Issued Accounting Pronouncements

Gains and Losses from the Derecognition of Nonfinancial Assets (ASU 2017-05)
The amendments in this update clarify the scope of asset derecognition guidance and accounting for partial sales of nonfinancial assets. We will be required to adopt this standard on a retrospective or modified retrospective basis effective January 1, 2018. Early adoption is permitted. We are currently evaluating the impact of this guidance on our consolidated financial statements.

Intangibles – Simplifying the Test for Goodwill Impairment (ASU 2017-04)
The amendments in this update simplify the subsequent measurement of goodwill by eliminating the comparison of the implied fair value of a reporting unit's goodwill with the carrying amount of that goodwill to determine the goodwill impairment loss. With the adoption of this guidance, a goodwill impairment will be the amount by which a reporting unit's carrying value exceeds its fair value, not to exceed the carrying amount of the goodwill allocated to that reporting unit. Entities will continue to have the option to perform a qualitative assessment to determine if a quantitative impairment test is necessary. We will be required to adopt this standard prospectively effective January 1, 2020. Early adoption is permitted. We are currently evaluating the impact of this guidance on our consolidated financial statements.

Business Combinations – Clarifying the Definition of a Business (ASU 2017-01)
The amendments in this update clarify the definition of a business with the objective of assisting entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill and consolidation. We will be required to adopt this standard effective January 1, 2018. We are currently evaluating the impact of this guidance on our consolidated financial statements.

Statement of Cash Flows – Restricted Cash (ASU 2016-18)
This update requires amounts generally described as restricted cash or restricted cash equivalents be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period amounts shown on the consolidated statements of cash flows. We will be required to adopt this standard retrospectively for each period presented effective January 1, 2018. Early adoption is permitted. The adoption of this update will require us to change the presentation on the consolidated statements of cash flows for restricted cash or restricted cash equivalents; however, we do not expect the adoption of this update to have a material effect on our consolidated financial statements.

Consolidation – Interest Held through Related Parties under Common Control (ASU 2016-17)
This update amends the consolidation guidance to change how indirect interests in VIEs are evaluated by a reporting entity when determining whether or not it is the primary beneficiary of that VIE. The primary beneficiary of a VIE is the reporting entity that has a controlling financial interest in a VIE and, therefore, consolidates the VIE. A reporting entity has an indirect interest in a VIE if it has a direct interest in a related party that, in turn, has a direct interest in the VIE. Currently, if a single decision maker and its related parties are under common control, the single decision maker is required to consider indirect interests held through related parties to be the equivalent of direct interests in their entirety. The amendments change the evaluation of indirect interests to be considered on a proportionate basis. We will be required to adopt this standard retrospectively for each period presented effective January 1, 2017. We do not expect the adoption of this update to have a material effect on our consolidated financial statements.

Income Taxes – Intra-Entity Transfers (ASU 2016-16)
This update requires the immediate recognition of current and deferred income tax effects of intra-entity transfers of assets, other than inventory. Currently, recognition of the income tax consequence was not recognized until the asset was sold to an outside party. We will be required to adopt this standard on a modified retrospective basis effective January 1, 2018. Early adoption is permitted. We are currently evaluating the impact of this guidance on our consolidated financial statements.

Statement of Cash Flows (ASU 2016-15)
This update provides specific guidance to clarify how entities should classify certain cash receipts and cash payments on the statement of cash flows. The update also clarifies the application of the predominance principle when cash receipts and cash payments have aspects of more than one class of cash flows. We will be required to adopt this standard effective January 1, 2018. We do not expect the adoption of this update to have a material effect on our consolidated financial statements.

Financial Instruments – Credit Losses (ASU 2016-13)
This update is designed to reduce complexity by limiting the number of credit impairment models used for different assets. The model will result in accelerated credit loss recognition on assets held at amortized cost, which includes our commercial and residential mortgage investments. The identification of credit-deteriorated securities will include all assets that have experienced a more-than-insignificant deterioration in credit since origination. Additionally, any changes in the expected cash flows of credit-deteriorated securities will be recognized immediately in the income statement. Available-for-sale fixed maturity securities are not in scope of the new credit loss model, but will undergo targeted improvements to the current reporting model including the establishment of a valuation allowance for credit losses versus the current direct write down approach. We will be required to adopt this standard effective January 1, 2020. Early adoption is permitted effective January 1, 2019. We are currently evaluating the impact of this guidance on our consolidated financial statements.

Revenue Recognition (ASU 2016-20, ASU 2016-12, ASU 2016-11, ASU 2016-10, ASU 2016-08, ASU 2015-14 and ASU 2014-09)
ASU 2014-09 indicates an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASU 2015-14 provided for a one-year deferral of the effective date, which will require us to adopt this standard effective January 1, 2018. ASU 2016-08 amends the principal-versus-agent implementation guidance and illustrations in ASU 2014-09. ASU 2016-10 clarifies the identification of performance obligations as well as licensing implementation guidance. ASU 2016-11 brings existing Securities and Exchange Commission (SEC) guidance into conformity with revenue recognition accounting guidance of ASU 2014-09 discussed above. ASU 2016-12 provides clarification on assessing collectability, presentation of sales tax, non-cash consideration and transition. ASU 2016-20 addresses necessary technical corrections and improvements to clarify codification amended by ASU 2014-09 within Topic 606. The revenue recognition updates replace all general and most industry-specific revenue recognition guidance, excluding insurance contracts, leases, financial instruments and guarantees, which have been scoped out of the update. Since the guidance does not apply to revenue on contracts accounted for under the financial instruments or insurance contracts standards, only a portion of our revenues are impacted by this guidance. Our evaluation process includes, but is not limited to, identifying contracts within the scope of the guidance, reviewing and documenting our accounting for these contracts, and identifying and determining the accounting for any related contract costs.

Improvements to Employee Share-Based Payment Accounting (ASU 2016-09)
This update simplifies several aspects of the accounting for share-based payment award transactions, including income tax consequences, forfeitures and classification on the statement of cash flows. We will be required to adopt this standard effective January 1, 2017. We do not expect the adoption of this update to have a material effect on our consolidated financial statements.

Equity Method and Joint Ventures (ASU 2016-07)
This update eliminates the retroactive adjustments to an investment upon it qualifying for the equity method of accounting as a result of an increase in the level of ownership interest or degree of influence by the investor. We will be required to adopt this standard effective January 1, 2017. We do not expect the adoption of this update to have a material effect on our consolidated financial statements.

Derivatives and Hedging – Contingent Put and Call Options (ASU 2016-06)
This update is intended to clarify the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to debt hosts. We will be required to adopt this standard effective January 1, 2017. We do not expect the adoption of this update to have a material effect on our consolidated financial statements.

Derivatives and Hedging – Effects of Derivative Contract Novation (ASU 2016-05)
This update is intended to clarify that a change in the counterparty to a derivative instrument that has been designated as the hedging instrument does not, in and of itself, require a de-designation of that hedging relationship provided all other hedge accounting criteria continue to be met. We will be required to adopt this standard effective January 1, 2017. We do not expect the adoption of this update to have a material effect on our consolidated financial statements.

Leases (ASU 2016-02)
This update is intended to increase transparency and comparability for lease transactions. A lessee is required to recognize an asset and a liability for all lease arrangements longer than 12 months. Lessor accounting is largely unchanged. We will be required to adopt this standard on a modified retrospective basis effective January 1, 2019. Early adoption is permitted. We are currently evaluating the impact of this guidance on our consolidated financial statements.

Financial Instruments – Recognition and Measurement (ASU 2016-01)
This update retains the current accounting for classifying and measuring investments in debt securities and loans, but requires equity investments to be measured at fair value with subsequent changes recognized in net income, except for those accounted for under the equity method or requiring consolidation. We currently recognize changes in fair value related to AFS equity securities in AOCI on the consolidated balance sheets. We will be required to adopt this standard with a cumulative-effect adjustment to beginning retained earnings effective January 1, 2018. Refer to Note 2 – Investments for further information on the unrealized gains and losses of our AFS equity securities.